VESSELS AND CAPITALIZED DRY-DOCKING	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
VESSELS AND CAPITALIZED DRY-DOCKING	NOTE 3 - VESSELS AND CAPITALIZED DRY-DOCKING

	30 June	30 June	31 December
USDm	2026	2025	2025
Cost
Balance as of beginning of period	3,551.1	3,500.9	3,500.9
Additions	190.9	58.6	298.4
Disposals	-5.3	-22.1	-29.7
Transferred from prepayments	53.1	—	3.4
Transferred to assets held for sale	—	-160.4	-221.9
Balance	3,789.8	3,377.0	3,551.1

Depreciation
Balance as of beginning of period	748.3	660.6	660.6
Disposals	-5.3	-22.0	-29.7
Depreciation for the period	117.4	102.6	209.1
Transferred to assets held for sale	—	-67.3	-91.7
Balance	860.4	673.9	748.3

Impairment
Balance as of beginning of period	10.6	13.6	13.6
Transferred to assets held for sale	—	-2.2	-3.0
Balance	10.6	11.4	10.6

Carrying amount	2,918.8	2,691.7	2,792.2
Included in the carrying amount for "Vessels and capitalized dry-docking" are capitalized dry-docking costs in the amount of USD 127.6m (30 June 2025: USD 121.9m, 31 December 2025: USD 132.8m).
Depreciation for the six months ended 30 June 2026 related to "Other plant and operating equipment"
amounts to USD 0.9m (30 June 2025: USD 0.5m, 31 December 2025: USD 1.1m) and related to “Land and buildings” amounts to USD 1.4m (30 June 2025: USD 1.4m, 31 December 2025: USD 2.8m).
Impairment Assessment
For determination of the vessel values, TORM has carried out an impairment indicator assessment and has found no indication of impairment, and therefore, TORM does not find any need to reassess the recoverable amount as of 30 June 2026.
NOTE 3 - continued
Non-current Assets Sold During the Period

	30 June	30 June	31 December
USDm	2026	2025	2025
Assets held for sale
Number of vessels held for sale end of period	—	2	1
Carrying amount	—	31.1	24.4

Sold and delivered during the year
Number of vessels	—	4	7
Vessel sales price (CF)	—	78.5	128.2
Carrying amount of vessels and capitalized dry- docking	—	-59.8	-102.8
Bunker and lube oil cost	—	-2.2	-3.6
Transaction costs (CF)	—	-1.6	-2.8
Profit on sale	—	14.9	19.0

Sold last year and delivered during the year
Number of vessels	1	—	—
Vessel sales price (CF)	30.1	—	—
Carrying amount of assets held for sale	-24.4	—	—
Bunker and lube oil cost	-0.9	—	—
Transaction costs (CF)	-0.8	—	—
Profit on sale	4.0	—	—
CF: Included in Sale of tangible fixed assets in Consolidated Cash Flow Statement
NOTE 4 - PREPAYMENTS ON VESSELS

	30 June	30 June	31 December
USDm	2026	2025	2025
Balance as of beginning of period	14.1	—	—
Additions	68.3	—	17.5
Transferred to vessels	-53.1	—	-3.4
Carrying amount	29.3	—	14.1